INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS	Income tax expense (benefit)
	For the six months ended June 30,
	2023	2022

Current tax expense	$15,470	$1,370
Deferred tax expense	-	-
	$15,470	$1,370

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES
	For the six months ended June 30,
	2023	2022

Loss before tax	$(27,019)	$(313,789)
Tax (credit) calculated at statutory tax rate (25%)	(6,754)	(78,447)
Valuation allowance	22,224	79,817
	$15,470	$1,370